Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Intangible Assets
The change in intangible assets is broken down as follows, per class of assets:

(€’000)	Goodwill	In-process research and development	Development costs	Patents, licenses, trademarks	Software	Total
Cost:
At 1 January 2018	914	34,854	1,084	13,337	111	50,300
Additions	—	—	—	877	55	932
Currency translation adjustments	(31)	(1,177)	—	—	—	(1,208)
Divestiture	—	—	—	—	(2)	(2)
At 31 December 2018	883	33,677	1,084	14,214	164	50,022
Additions	—	—	—	181	46	227
Currency translation adjustments	—	—	—	—	—	—
Divestiture	—	—	—	(1,493)	(30)	(1,523)
At 31 December 2019	883	33,678	1,084	12,903	179	48,726

Accumulated amortization
At 1 January 2018	—	—	(345)	(13,337)	(110)	(13,792)
Amortization charge	—	—	(66)	(1)	(0)	(68)
Divestiture	—	—	—	—	2	2
At 31 December 2018	—	—	(411)	(13,338)	(109)	(13,858)
Amortization charge	—	—	(66)	(92)	(12)	(169)
Divestiture	—	—	—	1,493	8	1,501
Impairment (non-recurring loss)	—	—	—	—	—	—
At 31 December 2019	—	—	(477)	(11,938)	(112)	(12,527)

Net book value
Cost	883	33,677	1,084	14,214	164	50,022
Accumulated amortization	—	—	(411)	(13,338)	(109)	(13,858)
At 31 December 2018	883	33,677	673	876	55	36,164

Cost	883	33,678	1,084	12,903	179	48,726
Accumulated amortization	—	—	(477)	(11,938)	(112)	(12,527)
At 31 December 2019	883	33,678	607	965	66	36,199

Summary of Probabilities of Success for Products

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	83%	6.3%

Summary of Sensitivity Analyses of Recoverable Amount of CGU
The sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. The following table presents the sensitivity analyses of the recoverable amount of the CGU associated to the immuno-oncology operations:

Sensitivity analysis		Discount rate (WACC)
Terminal Revenue Growth rate	Impact on model value	14.6%	15.3%	16.0%
	-35%	-12%	-20%	-27%
	-30%	-7%	-15%	-23%
	-25%	Model Reference	-9%	-17%